Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	16. Subsequent events Subsequent to June 30, 2023, the Company’s derivative financial instrument's reference rate was converted from LIBOR to SOFR (See Note 7).